Condensed Parent Company Only Financial Statements - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash in bank	$ 295,896	$ 241,650
Other assets	651,229	650,907
Total Assets	21,659,190	19,504,068	$ 15,757,904
Liabilities and Shareholders’ Equity
Liabilities	18,719,496	17,005,233
Shareholders’ equity	2,939,694	2,498,835	$ 1,852,148	$ 1,530,346
Total Liabilities and Shareholders’ Equity	21,659,190	19,504,068
IBERIABANK Corporation
Assets
Cash in bank	436,792	154,298
Investments in subsidiaries	2,635,682	2,449,325
Other assets	40,423	54,454
Total Assets	3,112,897	2,658,077
Liabilities and Shareholders’ Equity
Liabilities	173,203	159,242
Shareholders’ equity	2,939,694	2,498,835
Total Liabilities and Shareholders’ Equity	$ 3,112,897	$ 2,658,077